Share-Based Payments (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes nonqualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2011	0.77	$50.36
Canceled	(0.04)	64.03
Exercised	(0.09)	35.99
Outstanding on September 30, 2012	0.64	$51.59
Exercisable on September 30, 2012	0.42	$44.48

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table summarizes RSE activity during the current year (shares in millions):

	Shares	Weighted-Average Grant Date Estimated Fair Value
Nonvested RSE at October 1, 2011	1.98	$69.86
Granted	0.76	70.26
Vested	(0.45)	68.13
Canceled	(0.33)	69.12
Nonvested RSE at September 30, 2012	1.96	$70.38